Revenues (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 ARS ($)	Jun. 30, 2017 USD ($)
Revenues [Abstract]
Base rent	$ 4,422,812	$ 4,622,321		$ 4,484,121
Contingent rent	1,231,262	1,286,727		1,381,397
Admission rights	734,711	820,824		879,663
Parking fees	337,889	421,207		423,404
Others	199,258	43,799		30,093
Commissions	173,024	265,702		279,931
Property management fees	94,647	117,210		114,588
Average of scheduled rent escalation	265,538	63,154		197,113
Total revenues from rentals and services	7,459,141	7,640,944	$ 7,790,310
Sale of trading properties	16,858	181,369		202,059
Total revenues from sale of properties	16,858	181,369		202,059
Other revenues	98,996	1,003		1,938
Other revenues	98,996	1,003		1,938
Total revenues from sales, rentals and services	7,574,995	7,823,316	7,994,307
Expenses and collective promotion funds	2,595,617	3,071,335		3,281,061
Total revenues from expenses and collective promotion funds	2,595,617	3,071,335		$ 3,281,061
Total revenues	$ 10,170,612	$ 10,894,651	$ 11,275,368